Leases (Details) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020 USD ($)	Oct. 01, 2020 ft²
Leases (Details) [Line Items]
Lease liabilities amount		$ 2,200
Office and warehouse space | ft²			1,600
Lease obligation		$ 32
Minimum [Member]
Leases (Details) [Line Items]
Operating leases, term	1 year
Maximum [Member]
Leases (Details) [Line Items]
Operating leases, term	3 years